Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except share and per share data)	2024	2023	2024	2023
Numerator:
Net loss – basic and diluted	$(4,126)	$(44,272)	$(40,501)	$(130,722)
Denominator:
Weighted-average common shares outstanding – basic and diluted	5,017,370	4,951,921	5,003,200	4,377,535

Net loss per share – basic and diluted	$(0.82)	$(8.94)	$(8.10)	$(29.86)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Years Ended December 31 ,
(in thousands, except share and per share data)	2023	2022
Numerator:
Net loss – basic and diluted	$(190,418)	$(168,710)
Denominator:
Weighted-average common shares outstanding – basic and diluted	4,524,226	3,332,819

Net loss per share – basic and diluted	$(42.09)	$(50.60)

Potential Dilutive Securities Excluded From Computation Of Diluted Net Loss Per Share Attributable To Common Stockholders
Based on the amounts outstanding at September 30, 2024 and 2023, the Company excluded the following potential shares of common stock from the computation of diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2024 and 2023, because including them would have had an anti-dilutive effect. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

	September 30,
	2024	2023
Options to purchase common stock	264,001	454,144
Unvested restricted stock	48,700	148,277

Based on the amounts outstanding at December 31, 2023 and 2022, the Company excluded the following potential shares of common stock from the computation of diluted net loss per share attributable to common stockholders for the years ended December 31, 2023 and 2022, because including them would have had an anti-dilutive effect. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

	Years Ended December 31 ,
	2023	2022
Options to purchase common stock	453,902	344,469
Unvested restricted stock	141,516	97,352